STOCK-BASED COMPENSATION - Weighted-average Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average assumptions
Expected dividend yield	0.00%	0.00%
Stock Incentive Plan 2017 | Stock Options
Weighted average assumptions
Risk-free interest rate		1.09%
Risk-free interest rate, minimum			0.15%
Risk-free interest rate, maximum			2.92%
Expected volatility		83.34%
Expected volatility, minimum			72.29%
Expected volatility, maximum			82.52%
Expected life (years)		6 years 2 months 19 days
Expected dividend yield		0.00%	0.00%
Stock Incentive Plan 2017 | Stock Options | Minimum
Weighted average assumptions
Expected life (years)			4 years 11 months 4 days
Stock Incentive Plan 2017 | Stock Options | Maximum
Weighted average assumptions
Expected life (years)			6 years 25 days